Income Taxes - Additional Information (Detail) - CAD CAD in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income Taxes [line items]
Statutory tax rate			26.10%	26.10%
Unrecognized deferred tax liabilities			CAD 694.0	CAD 730.0
Net operating loss carryforwards			CAD 3,630.0	4,570.0
Loss carryforwards expiration, start year			2028
Loss carryforwards expiration, end year			2036
Cumulative Canadian development expenses			CAD 981.0	1,330.0
Development expenses deductible percentage			30.00%
Federal investment tax credits			CAD 103.7
Investment tax credits, start year			2021
Investment tax credits, end year			2037
United States [member]
Disclosure of Income Taxes [line items]
Statutory tax rate			35.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Taxes [line items]
Increase in tax rate	1.00%
Increase in deferred tax liabilities			CAD 82.0
Changes in tax rates or tax laws enacted or announced [member] | United States [member]
Disclosure of Income Taxes [line items]
Statutory tax rate		21.00%
Reduction in deferred tax liabilities			101.0
Unused Tax Credits [member]
Disclosure of Income Taxes [line items]
Unrecognized deferred tax assets			CAD 231.0	CAD 270.0